Expense Example, No Redemption - BOYAR VALUE FUND INC	Apr. 30, 2026 USD ($)
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 769
Expense Example, No Redemption, 3 Years	1,031
Expense Example, No Redemption, 5 Years	1,418
Expense Example, No Redemption, 10 Years	2,497
BOYAR VALUE FUND INC Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	$ 1,834